SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 9.1%
--------------------------------------------------------------------------------
Applied Power, Inc.                             19,000            $    552,187
Catalina Marketing Corp.*                       21,590               2,021,364
Cleco Corp.                                     21,000                 695,625
Covad Communications Group, Inc.*               12,812                 614,976
Lamar Advertising Co.*                          29,235               1,578,690
Powertel, Inc.*                                  8,900                 523,988
Profit Recovery Group International, Inc.*      32,576               1,341,724
Research in Motion Ltd.*                        24,200                 744,150
Source Information Management Co.              *65,400                 784,800
                                                                  ------------
                                                                     8,857,504
                                                                  ------------
CONSUMER DURABLES -- 0.6%
--------------------------------------------------------------------------------
Ethan Allen Interiors, Inc.                     17,250                 613,453
                                                                  ------------

CONSUMER NON-DURABLES -- 1.5%
--------------------------------------------------------------------------------
Beringer Wine Estate ~Holdings*                 13,170                 523,507
Papa John's International, Inc.*                23,900                 893,263
                                                                  ------------
                                                                     1,416,770
                                                                  ------------

CONSUMER SERVICES -- 10.3%
--------------------------------------------------------------------------------
Emmis Communications ~Corp.*                     7,300                 526,512
Hispanic Broadcasting ~Corp.*                   17,735               1,436,535
Houghton Mifflin Co.                            13,100                 555,112
Mail.Com, Inc.*                                 15,600                 233,025
Premier Parks, Inc.*                            44,556               1,289,339
SFX Entertainment, Inc.*                        48,522               1,695,237
Saucony, Inc.*                                  32,447                 555,655
Spanish Broadcasting Systems, Inc.*             18,115                 482,312
Ticketmaster Online Citysearch*                  8,400                 189,000
Westwood One, Inc.*                             45,628               2,104,592
Wiley John & Son                                14,190                 239,456
Young Broadcasting, Inc.*                       14,500                 672,438
                                                                  ------------
                                                                     9,979,213
                                                                  ------------

ELECTRONICS/TECHNICAL SERVICES -- 24.2%
--------------------------------------------------------------------------------
Activision, Inc.*                               46,700                 659,637
Amkor Technology, Inc.*                         15,500                 312,906
Ancor Communications, Inc.*                     20,700                 655,931
C Cube Microsystems, Inc.*                      23,995               1,067,777
Crossroads Systems, Inc.*                          364                  25,889
DII Group, Inc.*                                 9,800                 352,800
Hanover Compressor Co.*                         20,700                 765,900
Imclone System, Inc.*                           11,000                 306,625
Inprise Corp.*                                 111,200                 413,525
Macromedia, Inc.*                               38,685               2,492,765
Macrovision Corp.*                              23,200               1,313,700
Microchip Technology, Inc.*                     20,485               1,364,813
National Information Consortium, Inc.*           7,188                 235,407
Network Appliance, Inc.*                        25,050               1,853,700
Novellus Systems, Inc.*                         22,695               1,758,863
PMC Sierra, Inc.*                               10,800               1,017,900
Pinnacle Holdings, Inc.*                        99,410               2,385,840
Powerwave Technologies, Inc.*                   11,500                 748,219
Varian, Inc.*                                   45,700                 862,588
Voicestream Wireless Corp.*                     21,250               2,098,438
Western Wireless Corp.*                         27,850               1,472,569
Whittman Hart, Inc.*                            34,150               1,312,641
                                                                  ------------
                                                                    23,478,433
                                                                  ------------

ENERGY MINERALS -- 4.4%
--------------------------------------------------------------------------------
Cal Dive International, Inc.*                   22,200                 746,475
Coflexip                                        21,500                 851,937
Petroleum Geological Services*                  44,135                 645,474
R & B Falcon Corp.*                            166,200               2,067,113
                                                                  ------------
                                                                     4,310,999
                                                                  ------------

FINANCE -- 8.4%
--------------------------------------------------------------------------------
Blanch Holdings, Inc.                            6,900                 446,775
Checkfree Holdings ~Corp.*                      26,200                 979,225
Chittenden Corp.                                36,700               1,133,112
Cost Plus, Inc.*                                24,250                 885,125
Cullen Frost Bankers, Inc.                      45,960               1,318,432
Peoples Heritage Financial Group                62,895               1,195,005
SEI Investments Co.                              5,300                 516,584
Telebanc Financial Corp.*                       16,748                 401,952
U.S. Trust Corp.                                15,210               1,233,911
                                                                  ------------
                                                                     8,110,121
                                                                  ------------

HEALTH SERVICES/TECHNOLOGY -- 12.5%
--------------------------------------------------------------------------------
Alpharma, Inc.                                  16,700                 587,631
Andrx Corp.*                                    18,200                 869,050
Apria Healthcare Group, Inc.*                   44,200                 698,913
Barr Laboratories, Inc.*                        33,460               1,014,256

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS   October 31, 1999

ISSUER                                        SHARES                   VALUE
--------------------------------------------------------------------------------
HEALTH SERVICES/TECHNOLOGY (cont'd)
--------------------------------------------------------------------------------
Gilead Sciences, Inc.*                           5,800            $    366,487
Idec Pharmaceuticals Corp.*                      3,100                 360,181
Idex Corp.                                      22,100                 544,213
Leukosite, Inc.*                                25,800                 717,563
Medimmune, Inc.*                                10,410               1,165,920
Medquist, Inc.*                                 22,620                 723,840
Resmed, Inc.*                                   24,600                 851,775
Roberts Pharmaceutical Corp.*                   74,900               2,415,525
Ventana Medical Systems, Inc.*                  23,377                 469,001
Xomed Surgical Products, Inc.*                  22,700               1,380,444
                                                                  ------------
                                                                    12,164,799
                                                                  ------------
INDUSTRIAL SERVICES -- 1.2%
--------------------------------------------------------------------------------
Gentex Corp.*                                   18,200                 312,812
Harmonic, Inc.*                                  5,000                 296,875
Waste Connections, Inc.*                        34,455                 531,899
                                                                  ------------
                                                                     1,141,586
                                                                  ------------
PROCESS INDUSTRIES -- 5.1%
--------------------------------------------------------------------------------
Alliant Techsystems, Inc.*                       7,600                 467,400
Aptargroup, Inc.                                40,595               1,090,991
Mettler Toledo International, Inc.*             31,500                 939,094
Micrel, Inc.*                                   29,600               1,609,500
Precision Drilling Corp.*                       35,100                 813,881
                                                                  ------------
                                                                     4,920,866
                                                                  ------------
RETAIL -- 5.0%
--------------------------------------------------------------------------------
Linens `n Things, Inc.*                         28,410               1,129,298
O'Reilly Automotive, Inc.*                      17,200                 750,350
Sportsline USA, Inc.*                           11,400                 409,688
Tiffany & Co.                                    4,930                 293,335
Zale Corp.*                                     23,400                 979,875
Zany Brainy, Inc.*                             100,500               1,243,688
                                                                  ------------
                                                                     4,806,234
                                                                  ------------
TECHNOLOGY SERVICES -- 11.8%
--------------------------------------------------------------------------------
Bisys Group, Inc.*                              18,520                 944,520
Dallas Semiconducter Corp.                      14,000                 824,250
Electronics For Imaging, Inc.*                  24,580                 990,881
Exodus Communications, Inc.*                    14,400               1,238,400
High Speed Access Corp.*                        12,206                 321,170
Legato Systems, Inc.*                           38,690               2,079,588
Mercury Interactive Corp.*                      39,660               3,217,418
Microstrategy, Inc.*                             5,200                 502,450
National Instruments Corp.*                     43,900               1,319,744
                                                                  ------------
                                                                    11,438,421
                                                                  ------------
TRANSPORTATION -- 3.3%
--------------------------------------------------------------------------------
CH Robinson Worldwide                           28,700                 970,419
CNF Transportation, Inc.                        26,600                 879,462

Eagle U.S.A. Airfreight, Inc.*                  46,362               1,367,679
                                                                  ------------
                                                                     3,217,560
                                                                  ------------
Total Investments
  (Identified Cost
  $70,098,484)                                    97.4%             94,455,959
OTHER ASSETS,
  LESS LIABILITIES                                 2.6               2,495,359
                                                 -----            ------------
NET ASSETS                                       100.0%           $ 96,951,318
                                                 =====            ============


* Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $70,098,484)      $94,455,959
Dividends receivable                                                     5,152
Receivable for investments sold                                      4,223,804
--------------------------------------------------------------------------------
  Total assets                                                      98,684,915
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    1,017,220
Payable to custodian                                                   548,533
Payable to affiliates-- Management fees (Note 2)                        61,359
Accrued expenses and other liabilities                                 106,485
--------------------------------------------------------------------------------
  Total liabilities                                                  1,733,597
--------------------------------------------------------------------------------
NET ASSETS                                                         $96,951,318
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $96,951,318
================================================================================


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME:
Dividend income
  (net of foreign withholding tax of $2,492)       $  311,420
Interest income                                       161,772
--------------------------------------------------------------------------------
                                                                   $  473,192

EXPENSES:
Management fees (Note 2)                            1,112,230
Custody and fund accounting fees                       88,181
Legal fees                                             30,474
Audit fees                                             28,293
Trustees fees                                           6,034
Other                                                   7,848
--------------------------------------------------------------------------------
  Total expenses                                                    1,273,060
--------------------------------------------------------------------------------
Net investment loss                                                  (799,868)
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions     16,500,537
Unrealized appreciation of investments             18,520,946
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                35,021,483
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $34,221,615
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED
                                                         OCTOBER 31,
                                                -----------------------------
                                                    1999             1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                             $   (799,868)   $ (1,122,896)
Net realized gain (loss) on investment
  transactions                                    16,500,537      (9,691,394)
Unrealized appreciation (depreciation)
  of investments                                  18,520,946     (27,795,086)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 34,221,615     (38,609,376)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)              22,851,267     260,666,527
Value of withdrawals                            (154,792,807)    (76,983,925)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                     (131,941,540)    183,682,602
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:           (97,719,925)    145,073,226
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              194,671,243      49,598,017
--------------------------------------------------------------------------------
End of period                                   $ 96,951,318    $194,671,243
================================================================================


SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                                    TEN MONTHS                 JUNE 21, 1995
                                                                       ENDED                   (COMMENCEMENT
                                                YEAR ENDED          OCTOBER 31,  YEAR ENDED   OF OPERATIONS)
                                               OCTOBER 31,             1997     DECEMBER 31,  TO DECEMBER 31,
                                             1999        1998        (Note 1F)      1996           1995
============================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period
  (000's omitted)                          $96,951     $194,671       $49,598      $47,142        $ 4,989
Ratio of expenses to average
  net assets                                  0.86%        0.88%         0.85%*       0.61%          0.00%*
Ratio of net investment income
  (loss) to average net assets               (0.54)%      (0.50)%       (0.37)%     *0.15%           1.22%*
Portfolio turnover                             104%          51%          108%          89%            41%

Note: If Agents of the Portfolio had not  voluntarily  waived a portion of their fees and assumed  Portfolio expenses  for the  periods  indicated  and had  expenses  been  limited to that  required  by certain  state securities laws for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                0.86%        0.88%         1.04%*       1.17%          2.50%*
Net investment loss to average
net assets                                   (0.54)%      (0.50)%       (0.56)%*     (0.41)%        (1.28)%*
============================================================================================================

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and
$37,432,299  including  $2,166,532,   $5,841,516,  $11,815,501  and  $5,364,662,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, are included in the year ended October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

     D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

     G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub- Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

     The management fees paid to Citibank, amounted to $1,112,230 for the year ended October 31, 1999. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $148,954,353  and   $277,231,568,
respectively, for the year ended October 31, 1999.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                    $70,383,477
================================================================================
Gross unrealized appreciation                                     $26,549,552
Gross unrealized depreciation                                      (2,477,070)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $24,072,482
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $365. Since the line of credit was established, there have been no borrowings.

SMALL CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, SMALL CAP GROWTH PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated in accordance with U.S. generally accepted accounting principles

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                                  SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.5%
--------------------------------------------------------------------------------
CAPITAL GOODS/PRODUCER
  MANUFACTURER -- 2.6%
--------------------------------------------------------------------------------
Danaher Corp.                                           88,500   $  4,275,656
Tyco International Ltd.                                348,000     13,898,250
                                                                 ------------
                                                                   18,173,906
                                                                 ------------
COMPUTER SOFTWARE -- 8.0%
--------------------------------------------------------------------------------
Microsoft Corp.*                                       503,600     46,614,475
Oracle Corp.*                                          210,000      9,988,125
                                                                 ------------
                                                                   56,602,600
                                                                 ------------

COMPUTER & TELECOMMUNICATIONS
  EQUIPMENT -- 19.8%
--------------------------------------------------------------------------------
Cisco Systems  Inc.*                                   466,800     34,543,200
Dell Computer Corp.*                                   310,000     12,438,750
EMC Corp.*                                              89,600      6,540,800
International Business
  Machines Corp.                                       305,600     30,063,400
Lexmark International
  Group Inc.*                                          159,000     12,411,938
Lucent Technologies Inc.                               494,600     31,778,050
Sun Microsystems Inc.*                                  75,000      7,935,937
Tellabs Inc.*                                           61,000      3,858,250
                                                                 ------------
                                                                  139,570,325
                                                                 ------------
COMMERCIAL SERVICES -- 1.0%
--------------------------------------------------------------------------------
Interpublic Group of
  Companies Inc.                                       177,600      7,215,000
                                                                 ------------
COMMUNICATION SERVICES -- 10.0%
--------------------------------------------------------------------------------
AT&T Corp.                                             300,000     14,025,000
Bell Atlantic Corp.                                    240,000     15,585,000
BellSouth Corp.                                        278,000     12,510,000
GTE Corp.                                              152,000     11,400,000
SBC Communications                                     327,000     16,656,562
                                                                 ------------
                                                                   70,176,562
                                                                 ------------
CONGLOMERATES -- 9.1%
--------------------------------------------------------------------------------
General Electric Co.                                   470,900     63,836,381
                                                                 ------------
CONSUMER NON-DURABLES -- 3.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.                                   221,180     23,196,252
                                                                 ------------
CONSUMER SERVICES -- 1.0%
--------------------------------------------------------------------------------
Carnival Corp.                                         153,000      6,808,500
                                                                 ------------
FINANCE -- 6.8%
--------------------------------------------------------------------------------
American Express Co.                                    78,000     12,012,000
Bank of New York                                       232,100      9,719,187
Federal Home Loan
  Mortgage Corp.                                       101,000      5,460,313
Federal National
  Mortgage Association                                 148,000     10,471,000
MBNA Corp.                                             360,000      9,945,000
                                                                 ------------
                                                                   47,607,500
                                                                 ------------
HEALTHCARE -- 19.4%
--------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                               303,000     23,274,188
Eli Lilly & Co.                                         80,600      5,551,325
Johnson & Johnson                                      240,700     25,213,325
Merck & Co.                                            355,800     28,308,338
Pfizer Inc.                                            528,000     20,856,000
Schering-Plough Corp.                                  394,200     19,512,900
Warner Lambert Co.                                     173,000     13,807,563
                                                                 ------------
                                                                  136,523,639
                                                                 ------------
RETAIL -- 10.4%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*                                232,100      7,731,831
Family Dollar Stores Inc.                              151,000      3,114,375
Home Depot                                             198,000     14,949,000
Kohl's Corp.*                                          101,000      7,556,062
Ross Stores Inc.                                       432,000      8,910,000
Wal-Mart Stores Inc.                                   550,200     31,189,463
                                                                 ------------
                                                                   73,450,731
                                                                 ------------
SEMI-CONDUCTORS -- 6.1%
--------------------------------------------------------------------------------
Altera Corp.*                                          115,000      5,591,875
Intel Corp.                                            388,600     30,092,212
Linear Technologies Corp.                               53,000      3,706,688
Maxim Integrated
  Products Inc.*                                        45,000      3,552,188
                                                                 ------------
                                                                   42,942,963
                                                                 ------------
TOTAL COMMON STOCKS
  (Identified Cost
  $552,122,440)                                                   686,104,359
                                                                 ------------

LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS                                        October 31, 1999

ISSUER                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST--0.7%
--------------------------------------------------------------------------------
First Union National Bank
  5.30% due 11/1/99 proceeds
  at maturity $4,639,048
  (collateralized by $4,670,000
  Federal Home Loan Mortgage
  6.44% due 8/11/01, valued at
  $4,692,355)                                                     $  4,637,000
                                                                  ------------
TOTAL INVESTMENTS
  (Identified Cost
  $556,759,440)                                          98.2%     690,741,359
OTHER ASSETS,
  LESS LIABILITIES                                        1.8       12,558,852
                                                        -----     ------------
NET ASSETS                                              100.0%    $703,300,211
                                                        =====     ============

* Non income producing securities

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $556,759,440)     $690,741,359
Cash                                                                        260
Receivable for investments sold                                      33,234,834
Dividends and interest receivable                                       504,659
--------------------------------------------------------------------------------
  Total assets                                                      724,481,112
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    20,347,609
Payable to affiliates-Management fees (Note 2)                          355,599
Accrued expenses and other liabilities                                  477,693
--------------------------------------------------------------------------------
  Total liabilities                                                  21,180,901
--------------------------------------------------------------------------------
NET ASSETS                                                         $703,300,211
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $703,300,211
================================================================================


LARGE CAP GROWTH PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1999
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                 $ 4,240,877
Interest income                                     884,047
--------------------------------------------------------------------------------
  Total investment income                                           $ 5,124,924

EXPENSES:
Management fees (Note 2)                          4,351,046
Custody and fund accounting fees                    391,912
Legal fees                                           43,653
Audit fees                                           28,303
Trustees fees                                        13,557
Other                                                10,055
--------------------------------------------------------------------------------
  Total expenses                                                      4,838,526
--------------------------------------------------------------------------------
Net investment income                                                   286,398
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions  130,508,299
Unrealized appreciation of investments           16,171,002
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                 146,679,301
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $146,965,699
================================================================================

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                            OCTOBER 31,
                                               ---------------------------------
                                                        1999           1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                          $     286,398     $   1,225,038
Net realized gain on investment transactions     130,508,299        61,181,518
Unrealized appreciation of investments            16,171,002        55,065,852
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                146,965,699       117,472,408
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)             301,816,661       369,790,712
Value of withdrawals                            (356,386,616)     (201,271,389)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                      (54,569,955)      168,519,323
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                       92,395,744       285,991,731
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                              610,904,467       324,912,736
--------------------------------------------------------------------------------
End of period                                   $703,300,211      $610,904,467
================================================================================




LARGE CAP GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                         TEN MONTHS                         MAY 1, 1994
                                       YEAR ENDED           ENDED         YEAR ENDED       (COMMENCEMENT
                                       OCTOBER 31,       OCTOBER 31,      DECEMBER 31,     OF OPERATIONS)
                                   ------------------       1997         --------------    TO DECEMBER 31,
                                   1999          1998     (NOTE 1F)      1996      1995         1994
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)                $703,300      $610,904     $324,913     $288,562   $246,158   $186,685
Ratio of expenses to
  average net assets                0.67%         0.71%        0.60%*       0.60%      0.60%      0.60%*
Ratio of net investment income
  to average net assets             0.04%         0.23%        0.62%*       1.10%      1.73%      1.81%*
Portfolio turnover                   108%           53%         103%          90%        67%        35%
==========================================================================================================
* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

     On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503  including  $1,107,028,   $3,598,984,   $4,092,260  and  $1,450,560,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets are included in the year ended October 31, 1998 "Proceeds from contributions" in the Statement of Changes in Net Assets.

     The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

     The significant accounting policies consistently followed by the Portfolio are as follows:

     A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sale prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

     B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

     C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

     D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

     E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

     F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

     G. OTHER Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

     The management fees paid to Citibank amounted to $4,351,046 for the year ended October 31, 1999. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

     The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $827,781,024  and   $883,658,791,
respectively, for the year ended October 31, 1999.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                  $556,927,539
================================================================================
Gross unrealized appreciation                                   $142,805,313
Gross unrealized depreciation                                     (8,991,493)
--------------------------------------------------------------------------------
Net unrealized appreciation                                     $133,813,820
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended October 31, 1999, the commitment fee allocated to the Portfolio was $2,010. Since the line of credit was established, there have been no borrowings.

LARGE CAP GROWTH PORTFOLIO
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"): WITH RESPECT TO ITS SERIES, LARGE CAP GROWTH PORTFOLIO:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Large Cap Growth Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the periods indicated. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform an audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned as at October 31, 1999 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

     In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the periods indicated, in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Accountants
Toronto, Ontario
December 14, 1999

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
---------------------------------------------------------------------
FIXED INCOME -- 113.3%
---------------------------------------------------------------------
ASSET BACKED SECURITIES -- 27.6%
---------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                    $3,389            $ 3,376,054
Aircraft Financial Trust
  8.00% due 5/15/24                     5,000              4,653,350
Amresco Residential
  Securities
  6.245% due 4/25/22                    3,000              2,978,430
Asset Securitization Corp.,
  Series 95
  7.10% due 8/13/29                     1,879              1,871,715
  7.384% due 8/13/29                    3,500              3,491,495
Asset Securitization Corp.,
  Series 97
  6.50% due 2/14/41                     2,530              2,510,910
  6.85% due 2/14/41                     2,425              2,334,184
Commercial Mortgage Corp.
  5.80% due 3/15/06                     2,076              1,990,617
Contimortgage Home
  Equity Loan
  6.13% due 3/15/13                     4,000              3,968,720
CRIMI Mae Commercial
  MortgageTrust
  7.00% due 11/02/11                    2,000              1,442,188
First Union, Lehman
  Brothers
  6.479% due 3/18/04                    1,390              1,379,226
GE Capital Mortgage
  Services, Inc.
  5.905% due 10/25/13                   2,000              1,972,900
GMAC Commercial
  Mortgage Inc.
  6.42% due 8/15/08                     4,110              3,909,884
  6.83% due 12/15/03                    3,747              3,757,931
Green Tree Financial Corp.
  6.71% due 8/15/29                     3,850              3,645,180
  8.05% due 10/15/27                    5,000              5,101,550
  8.41% due 12/01/30                    3,000              2,789,610
IMC Home Equity
  Loan Trust
  6.16% due 5/20/14                     2,894              2,881,362
  6.34% due 8/20/29                     3,600              3,458,628
JP Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30                    2,074              2,032,250
Merrill Lynch Mortgage Co.
   6.95% due 6/18/29                    1,725              1,729,169
Morgan Stanley
  Capital Investment Inc.
  6.44% due 11/15/02                    3,630              3,613,411
  6.55% due 12/15/07                    1,500              1,444,440
Nissan Auto
  Receivables Grantor
  6.15% due 2/15/03                     1,249              1,243,418
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20                    $3,000              3,106,950
Norwest Asset
  Securitization Corp.
  6.75% due 11/25/27                    2,000              1,964,560
Norwest Asset
  Securitization Corp.
  6.75% due 2/25/13                     2,008              1,995,782
PNC Mortgage
  Securities Corp.
  6.392% due 9/25/13                        1                  1,091
Structured Asset
  Securities Corp.
  6.79% due 6/12/04                     5,921              5,891,973
                                                         -----------
                                                          80,536,978
                                                         -----------

FOREIGN CORPORATIONS -- 1.8%
---------------------------------------------------------------------
Quebec Providence CDA
  7.50% due 9/15/29                     1,935             1,944,288
YPF Sociedad Anonima
  7.25% due 3/15/03                     3,455             3,346,886
                                                         -----------
                                                          5,291,174
                                                         -----------
DOMESTIC CORPORATIONS -- 26.7%
---------------------------------------------------------------------
Ahold Financial U.S.A., Inc.
  6.875% due 5/01/29                    3,335             2,924,295
American Financial Group Inc.
  7.125% due 4/15/09                    3,115             2,837,017
Associates Corporation of
  North America
  6.95% due 11/01/18                    3,215             3,052,932
BB&T Corp.
  6.375% due 6/30/05                    3,270             3,097,246
Bank One Corp.
  5.625% due 2/17/04                    3,770             3,588,776
Century Telephone
  Enterprises Inc.
  6.30% due 1/15/08                     3,515             3,268,106
Conseco Inc.
  6.40% due 6/15/01                     2,910             2,850,258
Dayton Hudson Corp.
  6.65% due 8/01/28                     3,360             2,983,478
Dynegy Inc.
  7.45% due 7/15/06                     2,895             2,875,259
Equitable Life Assurance
  6.95% due 12/01/05                    3,275             3,235,700
Ford Motor Co.
  6.625% due 10/01/28                   2,190             1,948,158
Ford Motor Co.
  7.375% due 10/28/09                   3,190             3,215,711
Great Lakes Chemical Corp.
  7.00% due 7/15/09                     3,175             3,081,274
Household Financial Corp.
  6.50% due 11/15/08                    3,020             2,848,796

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                        October 31, 1999


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
----------------------------------------------------------------------
DOMESTIC CORPORATIONS  (CONT'D)
----------------------------------------------------------------------
Knight Ridder Inc.
  6.875% due 3/15/29                     $3,285           $ 2,975,395
Lehman Brothers
  Holdings, Inc.
  7.00% due 5/15/03                       3,200             3,184,419
Lehman Brothers
  Holdings, Inc.
  7.875% due 11/01/09                     3,230             3,253,934
MCI Communications Corp.
  6.50% due 4/15/10                       3,300             3,128,103
Mattel Inc.
  6.00% due 7/15/03                       3,010             2,873,987
Merita Bank plc
  6.50% due 4/01/09                       3,615             3,335,307
Morgan Stanley
  Dean Witter & Co.
  5.625% due 1/20/04                      2,900             2,757,900
National Rural Utilities
  6.20% due 2/01/08                       3,125             2,949,969
Osprey Trust Inc.
  8.31% due 1/15/03                       2,915             2,923,308
Petroleum Geological
  Services
  6.625% due 3/30/08                      2,760             2,590,950
Popular North America, Inc.
  6.875% due 6/15/01                      2,415             2,410,619
TPSA Financial
  7.75% due 12/10/08                      2,050             1,889,227
Wal-Mart Stores Inc.
  6.875% due 8/10/09                      1,700             1,702,941
                                                          -----------
                                                           77,783,065
                                                          -----------
MORTGAGE OBLIGATIONS -- 31.5%
----------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 5.0%
----------------------------------------------------------------------
CMC Securitization Corp.,
Series 97
  7.00% DUE 10/25/27                        731               730,861
CWMBS Inc., Series 98
  6.50% due 7/25/13                       2,173             2,066,080
CWMBS Inc., Series 97
  6.75% due 10/25/27                        164               163,788
Chase Mortgage
  Financial Trust
  6.50% due 9/25/13                       2,008             1,906,781
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24                       3,440             3,313,690
  6.75% due 8/15/04                       1,500             1,485,000
Federal National Mortgage
  Association
  7.412% due 8/17/21                      2,941             2,957,834
Government National
  Mortgage Association
  7.25% due 10/16/22                     $1,446             1,451,526
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                         452               451,603
                                                          -----------
                                                           14,527,163
                                                          -----------

MORTGAGE BACKED
SECURITIES/PASSTHROUGHS -- 17.1%
----------------------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.00% TBA                               1,000               932,500
  6.00% due 8/01/00                       2,037             2,030,208
  6.50% due 2/01/11                          68                66,950
  6.50% due 4/01/11                         235               231,858
  6.50% due 7/01/11                         288               282,430
  6.50% due 8/01/11                          63                61,814
  6.50% due 9/15/22                         761               742,150
  8.50% due 4/01/01                           6                 6,087
                                                          -----------
                                                            4,353,997
                                                          -----------
Federal National
  Mortgage Association
  5.50% TBA                              10,000             9,009,375
  6.50% TBA                               9,130             8,747,636
  6.50% TBA                               4,500             4,412,790
  6.50% due 5/01/11                         323               317,863
  6.50% due 7/01/11                         316               310,275
  6.50% due 8/25/22                       1,500             1,446,824
  6.50% due 4/01/29                       3,926             3,761,878
  6.50% due 5/01/29                       4,420             4,234,949
  7.00% due 6/01/03                         170               170,050
  7.00% due 7/01/03                         275               276,375
  7.50% due 10/01/25                        795               798,210
  7.50% due 11/01/25                      1,544             1,550,095
  7.50% due 5/01/26                         166               166,412
  7.50% due 6/01/26                          27                27,083
  7.50% TBA                               9,700             9,718,188
  8.00% due 6/01/02                           6                 5,552
  8.00% due 5/01/26                         336               342,696
  8.00% due 6/01/26                         166               169,560
  8.00% due 7/01/26                          87                88,839
                                                          -----------
                                                           45,554,650
                                                          -----------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 9.4%
----------------------------------------------------------------------
6.50% TBA                                 2,925             2,793,375
6.50% TBA                                 4,000             3,803,750
7.00% TBA                                17,350            17,008,422
7.00% due 2/15/24                         3,688             3,638,081
8.00% due 12/15/07                           39                38,988
                                                          -----------
                                                           27,282,616
                                                          -----------
TOTAL MORTGAGE OBLIGATIONS                                 91,718,426
                                                          -----------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                            October 31, 1999


                                        PRINCIPAL
                                         AMOUNT
ISSUER                                (000'S OMITTED)        VALUE
----------------------------------------------------------------------
YANKEE BONDS -- 4.4%
----------------------------------------------------------------------
Corporacion Andina
  De Fomento
  7.75% due 3/01/04                      $3,180            $ 3,134,175
DaimlerChrysler of
  North America
  7.20% due 9/01/09                       3,025              3,024,032
Imperial Tob Overseas
  7.125% due 4/01/09                      3,275              2,992,859
Korea Development Bank
  7.125% due 4/22/04                      2,930              2,838,300
TPSA Financial
  7.75% due 12/10/08                        900                846,426
                                                           -----------
                                                            12,835,792
                                                           -----------

UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 21.3%
----------------------------------------------------------------------
UNITED STATES TREASURY BONDS -- 7.0%
----------------------------------------------------------------------
8.125% due 8/15/19                        4,500              5,300,145
3.625% due 4/15/28                        4,029              3,692,760
3.875% DUE 4/15/29                        5,082              4,865,967
6.125% due 8/15/29                        6,600              6,571,092
                                                           -----------
                                                            20,429,964
                                                           -----------

UNITED STATES TREASURY NOTES -- 12.6%
----------------------------------------------------------------------
5.625% due 4/30/00                          215                215,234
5.50% due 12/31/00                          110                109,777
6.50% due 5/31/01                         1,150              1,162,213
6.00% due 8/15/04                        10,935             10,960,588
6.00% due 8/15/09                         3,760              3,754,698
6.875% due 5/15/06                        8,000              8,302,480
6.625% due 5/15/07                        6,720              6,895,325
3.875% due 1/15/09                        5,550              5,445,938
                                                           -----------
                                                            36,846,253
                                                           -----------
UNITED STATES AGENCY
OBLIGATIONS -- 1.7%
----------------------------------------------------------------------
Federal National Mortgage
  Association
  5.49% due 8/18/00                      $5,000            $ 4,979,700
                                                           -----------
TOTAL UNITED STATES
  GOVERNMENT AND OTHER
  GOVERNMENT OBLIGATIONS                                    62,255,917
                                                           -----------
TOTAL FIXED INCOME
  (Identified Cost
  $341,086,190)                                            330,421,352
                                                           -----------
PREFERRED STOCK -- 1.1%
----------------------------------------------------------------------
Comed Financing I
  (Identified Cost
  $3,531,870)                               138              3,345,967
                                                           -----------
SHORT-TERM OBLIGATIONS -- 2.1%
----------------------------------------------------------------------
First Union National Bank
  5.30% Due 11/01/99
  proceeds at maturity $5,380,375
  (collateralized by $5,470,000
  Federal Home Loan Mortgage
  6.16% due 3/29/01,
  valued at $5,470,864)                   5,378              5,378,000
                                                           -----------
United States Treasury Bills
  4.50% due 12/23/99                        115                114,253
  4.57% due 12/23/99                         85                 84,439
  4.66% due 12/23/99                        432                429,092
                                                           -----------
                                                               627,784
                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
  (Identified Cost
  $6,005,784)                                                6,005,784
                                                           -----------
TOTAL INVESTMENTS
  (Identified Cost
  $350,623,844)                           116.5%           339,773,103
OTHER ASSETS,
  LESS LIABILITIES                        (16.5)           (48,237,505)
                                                           -----------
NET ASSETS                                100.0%          $291,535,598
                                          =====           ============

FUTURES CONTRACTS
----------------------------------------------------------------------
Futures contracts which were open at October 31, 1999 are as follows :

                                          AGGREGATE
  DESCRIPTION/            NUMBER OF      FACE VALUE OF    EXPIRATION           UNREALIZED
  POSITION                CONTRACTS        CONTRACTS         DATE              GAIN/(LOSS)
--------------------------------------------------------------------------------------------

U.S. Long Bond (Sell)       (50)        $ (5,000,000)      December 20, 1999    $(10,922)
U.S. Two Year Note (Buy)    140           14,000,000       December 29, 1999      (9,275)
U.S. Five Year Note (Buy)   120           12,000,000       December 31, 1999      98,475
U.S. Ten Year Note (Sell)  (275)         (27,500,000)      December 20, 1999      36,023
                                                                                --------
                                                                                $114,301
                                                                                --------

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1999
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $350,623,844)      $339,773,103
Cash                                                                       1,941
Interest receivable                                                    3,271,699
Receivable for investments sold                                       25,952,320
Receivable for daily variation on futures contracts                       85,156
--------------------------------------------------------------------------------
  Total assets                                                       369,084,219
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                     77,034,746
Payable for daily variations on futures contracts                        280,469
Payable to affiliates--Management Fee (Note 2)                           108,565
Accrued expenses and other liabilities                                   124,841
--------------------------------------------------------------------------------
  Total liabilities                                                   77,548,621
--------------------------------------------------------------------------------
Net Assets                                                          $291,535,598
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $291,535,598
================================================================================




U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE PERIOD NOVEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1999
================================================================================
INVESTMENT INCOME (Note 1B):
Interest Income                                     $12,059,138
Dividend Income                                         170,690
--------------------------------------------------------------------------------
                                                                    $12,229,828
EXPENSES:
Management fees (Note 2)                                664,250
Custody and fund accounting fees                         15,640
Audit fees                                               38,473
Legal fees                                               35,303
Trustees fees                                             5,320
Other                                                     3,979
--------------------------------------------------------------------------------
  Total expenses                                        762,965
--------------------------------------------------------------------------------
Net investment income                                                11,466,863
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments and
  futures contracts                                 (10,736,440)
Less unrealized depreciation from contributed
  assets (Note 1)                                    (3,295,843)
--------------------------------------------------------------------------------
  Unrealized depreciation of investments                             (7,440,597)
--------------------------------------------------------------------------------
Net realized gain from futures transactions             389,144
Net realized loss from investment transactions       (6,199,658)
--------------------------------------------------------------------------------
  Net realized loss from investment and
   futures transactions                                               5,810,514)
--------------------------------------------------------------------------------
 Net realized and unrealized loss on investments                    (13,251,111)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                $(1,784,248)
--------------------------------------------------------------------------------

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1998
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                OCTOBER 31, 1999
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $11,466,863
Net realized loss from investment and futures transactions          (5,810,514)
Unrealized depreciation of investments                              (7,440,597)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                (1,784,248)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                               452,433,828
Value of withdrawals                                              (159,113,982)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions               293,319,846
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                         291,535,598
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                         --
--------------------------------------------------------------------------------
End of period                                                     $291,535,598
================================================================================
See notes to financial statements


U.S. FIXED INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1998
                                                                 (COMMENCEMENT
                                                               OF OPERATIONS) TO
                                                                OCTOBER 31, 1999
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                           $291,536
Ratio of expenses to average net assets                                 0.40%
Ratio of net investment income to average net assets                    6.04%
Portfolio turnover                                                       253%
================================================================================


See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Administrator.

   On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. Also, on May 3, 1999, the Intermediate Income Portfolio transferred all of its investable assets in the amount of $153,278,329 including $1,000,795 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. Additionally, on August 1, 1999, the Balanced Portfolio transferred a portion of its investable assets in the amount of $113,810,272 including $3,978,434 of unrealized depreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturity in sixty days or less) are valued at amortized cost; which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Continued)


   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $664,250 for the period November 1, 1998 (commencement of operations) to October 31, 1999. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $514,561,468 and $514,252,682, respectively, for the period November 1, 1998 (Commencement of Operations) to October 31, 1999.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS


   4.  FEDERAL  INCOME  TAX  BASIS  OF  INVESTMENTS   The  cost  and  unrealized
appreciation (depreciation) in value of the investment securities owned at October 31, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                     $350,829,042
================================================================================
Gross unrealized appreciation                                      $    299,826
Gross unrealized depreciation                                      (11,355,765)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $(11,055,939)
================================================================================


   5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1998 (Commencement of Operations) to October 31, 1999, the commitment fee allocated to the Portfolio was $599. Since the line of credit was established, there have been no borrowings.

U.S. FIXED INCOME PORTFOLIO
INDEPENDENT AUDITORS' REPORT


TO THE TRUSTEES AND THE INVESTORS OF THE PREMIUM PORTFOLIOS (THE "TRUST"), WITH RESPECT TO ITS SERIES, U.S. FIXED INCOME PORTFOLIO:

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Fixed Income Portfolio (the "Portfolio"), a series of The Premium Portfolios, as at October 31, 1999, and the related statements of operations and of changes in net assets and the financial highlights for the period November 1, 1998 (Commencement of Operations) through October 31, 1999. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at October 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

   In our opinion, these financial statements present fairly, in all material respects, the financial position of the Portfolio as at October 31, 1999, the results of its operations and the changes in its net assets and the financial highlights for the period November 1, 1998 (Commencement of Operations) through October 31, 1999 in accordance with U.S. generally accepted accounting principles.

PricewaterhouseCoopers LLP
Chartered Acccountants
Toronto, Ontario
December 14, 1999